EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2022, 2021 and 2020:

		For the years ended December 31,
		2022	2021	2020
Profit attributable to owners of the Company	€ thousand	932,614	830,767	607,817
Weighted average number of common shares for basic earnings per common share	thousand	182,836	184,446	184,806
Basic earnings per common share		€5.11	4.50	3.29
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2022, 2021 and 2020:

		For the years ended December 31,
		2022	2021	2020
Profit attributable to owners of the Company	€ thousand	932,614	830,767	607,817
Weighted average number of common shares for diluted earnings per common share	thousand	183,072	184,722	185,379
Diluted earnings per common share		€5.09	4.50	3.28